Right-of-use assets and lease liabilities	12 Months Ended
Dec. 31, 2024
Right-of-use assets and lease liabilities
Right-of-use assets and lease liabilities

Note 8 — Right-of-use assets and lease liabilities

Leases are classified as operating leases or finance leases in accordance with ASC 842. The Company’s operating leases are mainly related to office facilities in the PRC. For leases with terms greater than 12 months, the Company records the related asset and liability at the present value of lease payments over the term. The Company’s lease agreements do not contain any material guarantees or restrictive covenants. The Company does not have any material finance leases or any sublease activities. Short-term leases, defined as leases with initial term of 12 months or less, are not reflected on the Consolidated Balance Sheets.

	For the years ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Operating lease expenses	374,395	304,800	405,356	55,534

Other information about the Company’s lease is as follows:

	As of December 31,	As of December 31,	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
Operating cash flows used in operating lease	310,832	357,355	48,957
Right-of-use assets obtained in exchange for new operating lease liabilities	35,502	994,972	136,311
Right-of-use assets derecognized for termination of operation lease liabilities	1,999,354	78,588	10,767
Gain from termination of operating lease liabilities	50,555	—	—
Weighted-average remaining lease term-operating	1.0 years	1.5 years	1.5 years
Weighted-average discount rate-operating	12%	12%	12%

The following is a maturity analysis of the annual undiscounted cash flows for the lease liabilities as of December 31, 2024:

	Operating lease
	RMB	US$
Years ending December 31,
2025	548,312	75,118
2026	274,156	37,559
Total undiscounted lease payments	822,468	112,677
Less: Imputed interest	54,425	7,456
Lease liabilities recognized in the Consolidated Balance Sheet	768,043	105,221